Intangible Assets and Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Oct. 01, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 2,694,797	$ 2,694,797
Tradeweb Markets LLC | Refinitiv
Goodwill
Goodwill			$ 2,694,797
Tradeweb Markets LLC | Successor
Goodwill
Goodwill		2,694,797
Tradeweb Markets LLC | Successor | Refinitiv
Goodwill
Goodwill		$ 2,694,797
Tradeweb Markets LLC | Predecessor
Goodwill
Goodwill				$ 563,421
Tradeweb Markets LLC | Predecessor | TR
Goodwill
Goodwill				334,185
Tradeweb Markets LLC | Predecessor | Merger
Goodwill
Goodwill				66,484
Tradeweb Markets LLC | Predecessor | RaffCap
Goodwill
Goodwill				49,200
Tradeweb Markets LLC | Predecessor | BondDesk
Goodwill
Goodwill				103,158
Tradeweb Markets LLC | Predecessor | Other
Goodwill
Goodwill				$ 10,394